Shareholder Fees - Lone Peak Value Fund	Jan. 31, 2026
Lone Peak Value Fund Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Lone Peak Value Fund Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Lone Peak Value Fund Super Institutional Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%